Document and Entity Information	Nov. 09, 2026
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001835579
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	IMAGENEBIO, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40287
Entity Tax Identification Number	81-1697316
Entity Address, Address Line One	12526 High Bluff Drive
Entity Address, Address Line Two	Suite 345
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	(858)
Local Phone Number	345-6265
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	IMA
Entity Emerging Growth Company	true
Entity Ex Transition Period	false